CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS

The fair value of the conversion feature (hereafter “Convertible Component”) was estimated using the Monte Carlo Simulation Model to compute the Convertible Component’s fair value. The assumptions used to perform the Monte-Carlo simulation model were consistent with those utilized in the Company’s Black-Scholes valuation for stock options are detailed below:

	June 12, 2020	December 31, 2020
Expected volatility (%)	65.69%	164.43%
Risk-free interest rate (%)	0.18%	0.1%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	1.5	0.95
Conversion price	(*)	(*)
Underlying share price (U.S. dollars)	0.21	0.045
Convertible notes amount	1,275	1,275
Fair value of the conversion feature (U.S. dollars in thousands)	285	381

(*)	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.

SUMMARY OF WARRANTS

The following are the data and assumptions used:

Warrants A
Common Stock price	0.21
Expected volatility	65.31%
Expected term	1 years
Risk free rate	0.17%
Expected dividend yield	0%

Warrants B
Common Stock price	0.21
Expected volatility	68.73%
Expected term	2 years
Risk free rate	0.19%
Expected dividend yield	0%

SCHEDULE OF FAIR VALUE OF WARRANT USING ASSUMPTIONS

Fair value of the warrants immediately before the change:

Fair value of the warrants	A Warrant	B Warrant
Expected volatility (%)	150.5%	158.7%
Risk-free interest rate (%)	0.04%	0.08%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	0.18	1.18
Conversion price	0.26	0.31
Underlying share price (U.S. dollars)	0.07	0.07
Fair value (U.S. dollars in thousands)	3	121

Fair value of the warrants immediately after the change:

Fair value of the warrants	A Warrant	B Warrant
Expected volatility (%)	158.7%	158.7%
Risk-free interest rate (%)	0.08%	0.22%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	1.18	2.18
Conversion price	0.1	0.1
Underlying share price (U.S. dollars)	0.07	0.07
Fair value (U.S. dollars in thousands)	211	274

SCHEDULE OF FAIR VALUE OF OPTION USING ASSUMPTIONS

June 24, 2021
Expected volatility (%)	156.8%
Risk-free interest rate (%)	0.17%
Expected dividend yield	0.0%
Contractual term (years)	1.5
Conversion price	(*)
Underlying share price (US dollars)	0.03
Convertible notes amount	397
Fair value of the conversion feature (US dollars in thousands)	117

(*)	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.

SCHEDULE OF FAIR VALUE OF DEBT

Based on the above, the fair value proportion allocation as of June 24, 2021 was as follows:

June 24, 2021 (US dollars in thousands)
Conversion Component	$117
Warrants	172
Convertible Notes	61
Total	$350

Citrine 8 L P [Member]
SCHEDULE OF FAIR VALUE OF WARRANT USING ASSUMPTIONS

The assumptions used to perform the calculations are detailed below:

	A Warrant	B Warrant
Expected volatility (%)	156.8%	156.8%
Risk-free interest rate (%)	0.37%	0.59%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	2.5	3.5
Conversion price	0.1	0.1
Underlying share price (U.S. dollars)	0.03	0.03
Fair value (U.S. dollars in thousands)	184	220